Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Line Items]
Depreciation	$ 329	$ 276	$ 944	$ 783	$ 1,072	$ 840
Property and equipment, net	17,503		17,503		21,176	5,849
Construction in progress					247	33
Depreciation					1,100	800
Property and equipment net book value					20,300	$ 4,700
Construction costs					10,300
Leases cost					7,300
Asset Pledged as Collateral [Member]
Property and Equipment, Net [Line Items]
Property and equipment, net	16,700		16,700		$ 20,300
Fabrication Of Commercial Communications Satellite [Member]
Property and Equipment, Net [Line Items]
Construction in progress	12,100		12,100
Construction in Progress [Member]
Property and Equipment, Net [Line Items]
Interest costs capitalized	$ 279	$ 62	$ 658	$ 130